Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor (Details) - the "Group" - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	4.00%	15.00%	16.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	7.00%	15.00%
Receivables	$ 253	$ 739
Multinational Telecommunication and Hardware Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	0.00%	4.00%	5.00%
Multinational Telecommunication and Hardware Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	0.00%	12.00%
Receivables		$ 590
International Digital Security Company | Revenue
Concentration Risk [Line Items]
Concentration risk	0.00%	12.00%	10.00%
International Digital Security Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	0.00%	0.00%
International Software Services Provider | Revenue
Concentration Risk [Line Items]
Concentration risk	2.00%	8.00%	6.00%
International Software Services Provider | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	4.00%	14.00%
Receivables	$ 137	$ 686
International Computer and Hardware Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	36.00%	5.00%	3.00%
International Computer and Hardware Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	47.00%	12.00%
Receivables	$ 1,804	$ 628
International Equipment and Software Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	0.00%	6.00%	6.00%
International Equipment and Software Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	0.00%	19.00%
Receivables		$ 944
International Electronic Security Systems Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	4.00%	0.00%	0.00%
International Electronic Security Systems Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	10.00%	0.00%
Receivables	$ 400